Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of lease liabilities

	2025		2024		2023
	Non-current	Current	Non-current	Current	Non-current	Current
Lease liabilities	273	298	406	370	325	341

Summary of lease liabilities and discount rates
These liabilities are discounted at the following rates:

Lease term	2025	Effective average monthly rate used	2024	Effective average monthly rate used	2023	Effective average monthly rate used
0 to 1 year	71	0.86%	53	1.15%	87	1.55%
1 to 2 years	161	0.76%	248	0.89%	142	1.17%
2 to 3 years	179	0.74%	140	0.89%	210	1.02%
3 to 4 years	43	0.69%	149	0.82%	46	0.97%
4 to 5 years	28	0.79%	55	0.69%	118	0.90%
5 to 9 years	80	0.62%	112	0.66%	38	0.81%
More than 9 years	9	0.70%	19	0.73%	25	0.75%

	571		776		666

Summary of lease liabilities activity
The evolution of the Group’s leases liabilities for the fiscal years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Balance at the beginning of the year	776	666	566
Increases of leases	216	444	404
Financial accretions	65	71	77
Decreases of leases	(80)	(5)	(23)
Payments	(406)	(400)	(359)
Result from net monetary position (1)	-	-	1

Balance at the end of the year	571	776	666

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.